Inventory - Schedule of Inventory, Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 2,856	$ 3,936
Raw materials	687	196
Work-in-process	0	85
Total inventory	$ 3,543	$ 4,217